PIMCO Variable Insurance Trust

Supplement Dated May 28, 2010 to the

Administrative Class Prospectus and Institutional Class Prospectus,

each dated April 30, 2010

Disclosure Related to the PIMCO Money Market Portfolio

(the “Portfolio”)

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, the first two sentences under the Portfolio’s Portfolio Summary—Principal Investment Strategies section are deleted and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

Also, effective immediately, the first sentence under the Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities section is deleted and replaced with the following:

Each Portfolio may invest up to 15% (5% in the case of the PIMCO Money Market Portfolio) of its net assets in illiquid securities.

Effective June 30, 2010, the second to last sentence in the first paragraph under the Portfolio’s Portfolio Summary—Principal Investments and Strategies section is deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio may not exceed 120 days.

Investors Should Retain This Supplement For Future Reference

PVIT0001_2 SUPP 052810

PIMCO Variable Insurance Trust

Supplement Dated May 28, 2010 to the

PIMCO Money Market Portfolio Administrative Class Prospectus and

PIMCO Money Market Portfolio Institutional Class Prospectus,

each dated April 30, 2010

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, the first two sentences under the Portfolio Summary—Principal Investment Strategies section are deleted and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

Also, effective immediately, the first sentence under the Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities section is deleted and replaced with the following:

The Portfolio may invest up to 5% of its net assets in illiquid securities.

Effective June 30, 2010, the second to last sentence in the first paragraph under the Portfolio Summary—Principal Investments and Strategies section is deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days and the dollar-weighted average life to maturity of the Portfolio may not exceed 120 days.

Investors Should Retain This Supplement For Future Reference

PVIT0338_598 SUPP 052810

PIMCO Variable Insurance Trust

Supplement Dated May 28, 2010 to the

Statement of Additional Information,

dated April 30, 2010

Disclosure Related to the PIMCO Money Market Portfolio

(the “Portfolio”)

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, the last sentence of the first complete paragraph on page 6, within the Investment Objectives and Policies—Municipal Bonds section, is deleted and replaced with the following:

A Portfolio may not invest more than 15% (5% in the case of the PIMCO Money Market Portfolio) of its net assets in illiquid securities, including unmarketable private placements.

Also, effective immediately, the last sentence of the first complete paragraph on page 11, within the Investment Objectives and Policies—Mortgage-Related and Asset-Backed Securities section, is deleted and replaced with the following:

A Portfolio will not purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid (5% in the case of the PIMCO Money Market Portfolio.)

Also, effective immediately, the last sentence of the first paragraph within the Investment Objectives and Policies—Bank Obligations section on page 16 is deleted and replaced with the following:

A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% in the case of the PIMCO Money Market Portfolio) would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.

Also, effective immediately, the first sentence within the Investment Objectives and Policies—Illiquid Securities section on page 55 is deleted and replaced with the following:

The Portfolios may invest up to 15% of their net assets in illiquid securities (5% in the case of the PIMCO Money Market Portfolio).

Also, effective immediately, Non-Fundamental Investment Restriction (A) on page 61 is deleted and replaced with the following:

A Portfolio may not invest more than 15% of its net assets (5% in the case of the PIMCO Money Market Portfolio) (taken at market value at the time of the investment) in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements with more than seven days remaining until maturity, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Portfolio has purchased, securities or other liquid assets being used to cover such options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act, and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Also, effective immediately, the following sentence is added to the end of the fourth paragraph of the Net Asset Value section, on page 115, as follows:

The Portfolio may not invest more than 0.5% of its total assets, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category for short-term debt obligations.

Effective June 30, 2010, the last sentence of the fourth paragraph of the Net Asset Value section, on page 115, is deleted and replaced with the following:

The Portfolio also is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

Investors Should Retain This Supplement For Future Reference

PVIT SUPP 052810